13FCONP 2/14/07

[redacted]

06066572

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NON-PUBLIC

RECEIVED
FEB 14 2006
OFFICE OF THE SECRETARY

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: **DECEMBER 31, 2005**

Check here if Amendment [ ]; Amendment Number: ________

This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

CONFIDENTIAL TREATMENT EXPIRED

Institutional Investment Manager Filing this Report:

Name: **CITADEL LIMITED PARTNERSHIP**
Address: **131 SOUTH DEARBORN**
CHICAGO, IL 60603

13F File Number: **28-5912**

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: **GERALD A. BEESON**
Title: **CHIEF FINANCIAL OFFICER**
Phone: **(312) 395-3121**

PROCESSED
APR 25 2007
THOMSON FINANCIAL

Signature, Place, and Date of Signing:

________________	**CHICAGO, ILLINOIS**	**02/13/2006**
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	**0**
Form 13F Information Table Entry Total:	**28**
Form 13F Information Table Value Total:	**$1,526,861 (thousands)**

List of Other Included Managers:

NONE

FORM 13F

Name of Reporting Manager Citadel Limited Partnership

(SEC USE ONLY)

Item 1: Name of Issuer	Item 2: Title of Class	Item 3: CUSIP Number	Item 4: Fair Market Value	Item 5: Shares of Principal Amount	Item 6: Investment Discretion (a) Sole	(b) Shared As Defined in Instr. V	(c) Shared-Other	Item 7: Managers See Instr. V	Item 8: Voting Authority (Shares) (a) Sole	(b) Shared	(c) None
ANTEON INTERNATIONAL CORP	Cmn	03674E108	56,410,082	1,037,904	X			n/a	X		
BEVERLY ENTERPRISES COMMON STOCK BEV	Cmn	087851309	6,008,836	514,896	X			n/a	X		
BURLINGTON RES INC	Cmn	122014103	718,561,735	8,335,983	X			n/a	X		
BR 35.0 STRIKE AMER CALL 01/21/2006	Opt (Call)	122014103	235,980	46	X			n/a	n/a		
BR 60.0 STRIKE AMER CALL 01/21/2006	Opt (Call)	122014103	728,750	275	X			n/a	n/a		
BR 65.0 STRIKE AMER CALL 01/21/2006	Opt (Call)	122014103	480,480	224	X			n/a	n/a		
BR 70.0 STRIKE AMER CALL 01/21/2006	Opt (Call)	122014103	706,840	431	X			n/a	n/a		
BR 80.0 STRIKE AMER CALL 01/21/2006	Opt (Call)	122014103	384,000	600	X			n/a	n/a		
BR 70.0 STRIKE AMER CALL 02/18/2006	Opt (Call)	122014103	1,082,160	648	X			n/a	n/a		
BR 60.0 STRIKE AMER CALL 05/20/2006	Opt (Call)	122014103	243,900	90	X			n/a	n/a		
BR 65.0 STRIKE AMER CALL 05/20/2006	Opt (Call)	122014103	394,710	177	X			n/a	n/a		
BR 75.0 STRIKE AMER CALL 05/20/2006	Opt (Call)	122014103	413,770	322	X			n/a	n/a		
CONSTELLATION ENERGY GROUP INC	Cmn	210371100	150,355,930	2,610,346	X			n/a	X		
CINERGY CORP CMN STK	Cmn	172474108	679,360	16,000	X			n/a	X		
HUDSON UNITED BANCORP CMN STK	Cmn	444165104	19,234,862	461,489	X			n/a	X		
COLUMN TOTALS			955,921,394								

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F

Name of Reporting Manager Citadel Limited Partnership

(SEC USE ONLY)

Item 1: Name of Issuer	Item 2: Title of Class	Item 3: CUSIP Number	Item 4: Fair Market Value	Item 5: Shares of Principal Amount	Item 6: Investment Discretion (a) Sole	Item 6: (b) Shared As Defined in Instr. V	Item 6: (c) Shared-Other	Item 7: Managers See Instr. V	Item 8: Voting Authority (Shares) (a) Sole	Item 8: (b) Shared	Item 8: (c) None
INAMED CORP CMN STK	Cmn	453235103	95,162,611	1,085,340	X			n/a	X		
IVAX CORP CMN STOCK	Cmn	465823102	334,500,823	10,676,694	X			n/a	X		
IVX 17.5 STRIKE AMER CALL 01/21/2006	Opt (Call)	465823102	288,080	208	X			n/a	n/a		
IVX 20.0 STRIKE AMER CALL 01/21/2006	Opt (Call)	465823102	442,650	312	X			n/a	n/a		
IVX/BSK 25.0 STRIKE AMER CALL 01/19/2008	Opt (Call)	465823102	345,135	519	X			n/a	n/a		
IVX/BSK 25.0 STRIKE AMER CALL 01/20/2007	Opt (Call)	465823102	284,950	410	X			n/a	n/a		
JEFFERSON PILOT CORP	Cmn	475070108	36,643,222	643,654	X			n/a	X		
MCI INC COMMON STOCK WHEN ISSUE	Cmn	552691107	27,637,015	1,400,761	X			n/a	X		
MAXTOR CORPORATION CMN STOCK	Cmn	577729205	141,847	20,439	X			n/a	X		
MXO 2.5 STRIKE AMER CALL 04/22/2006	Opt (Call)	577729205	212,850	473	X			n/a	n/a		
PANAMSAT HOLDING CORP COMMON STOCK	Cmn	69831Y105	2,319,636	94,679	X			n/a	X		
RENAL CARE GROUP INC CMN STOCK	Cmn	759930100	31,030,014	655,887	X			n/a	X		
WESTCORP CMN STK	Cmn	957907108	41,930,795	629,497	X			n/a	X		
COLUMN TOTALS			570,939,627								
LONG MARKET VALUE			1,526,861,022								

CONFIDENTIAL TREATMENT REQUESTED

Name	Position	MV	CUSIP	seq	type	
ANTEON INTERNATIONAL CORP	1,037,904	56,410,082	03674E108	1	Cmn	-
BEVERLY ENTERPRISES COMMON STOCK BEV	514,896	6,008,836	087851309	1	Cmn	-
BURLINGTON RES INC	8,335,983	718,561,735	122014103	1	Cmn	-
BR 35.0 STRIKE AMER CALL 01/21/2006	46	235,980	122014103	1	Opt (Call)	-
BR 60.0 STRIKE AMER CALL 01/21/2006	275	728,750	122014103	1	Opt (Call)	-
BR 65.0 STRIKE AMER CALL 01/21/2006	224	480,480	122014103	1	Opt (Call)	-
BR 70.0 STRIKE AMER CALL 01/21/2006	431	706,840	122014103	1	Opt (Call)	-
BR 80.0 STRIKE AMER CALL 01/21/2006	600	384,000	122014103	1	Opt (Call)	-
BR 70.0 STRIKE AMER CALL 02/18/2006	648	1,082,160	122014103	1	Opt (Call)	-
BR 60.0 STRIKE AMER CALL 05/20/2006	90	243,900	122014103	1	Opt (Call)	-
BR 65.0 STRIKE AMER CALL 05/20/2006	177	394,710	122014103	1	Opt (Call)	-
BR 75.0 STRIKE AMER CALL 05/20/2006	322	413,770	122014103	1	Opt (Call)	-
CONSTELLATION ENERGY GROUP INC	2,610,346	150,355,930	210371100	1	Cmn	-
CINERGY CORP CMN STK	16,000	679,360	172474108	1	Cmn	-
HUDSON UNITED BANCORP CMN STK	461,489	19,234,862	444165104	1	Cmn	
		955,921,394		1 Total		

END